Summary of Significant Accounting Principles (Details) - Schedule of Dilutive Common Stock Equivalents - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Dilutive Common Stock Equivalents [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share	5,190,255	237,437	2,106,605	231,347
Outstanding restricted stock units [Member]
Schedule of Dilutive Common Stock Equivalents [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share	122,095	130,403	76,916	131,858
Outstanding stock options [Member]
Schedule of Dilutive Common Stock Equivalents [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share	93,515	97,434	102,089	89,889
Outstanding warrants [Member]
Schedule of Dilutive Common Stock Equivalents [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share	2,388,068	9,600	1,927,600	9,600
Common shares convertible from preferred stock [Member]
Schedule of Dilutive Common Stock Equivalents [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share	2,586,577